Leases	9 Months Ended
Sep. 30, 2019
Obligations relating to Finance Leases [Line Items]
Finance Lease, Liability, Maturity [Table Text Block]
As at September 30, 2019 and December 31, 2018, the remaining commitments related to the financial liabilities of these nine LNG carriers (December 31, 2018 – eight LNG carriers) including the amounts to be paid for the related purchase obligations, approximated $1.9 billion (December 31, 2018 – $1.7 billion), including imputed interest of $489.0 million (December 31, 2018 – $435.3 million), repayable for the remainder of 2019 through 2034, as indicated below:

	Commitments
	At September 30, 2019	At December 31, 2018
Year	$	$
Remainder of 2019	35,389	119,517
2020	140,386	118,685
2021	138,601	117,772
2022	136,959	116,978
2023	135,459	116,338
Thereafter	1,330,378	1,120,670
As at September 30, 2019 and December 31, 2018, the total remaining commitments related to the financial liabilities of Teekay Tankers' Suezmax, Aframax and LR2 product tankers, including the amounts to be paid for the related purchase obligations, approximated $615.9 million (December 31, 2018 – $557.1 million), including imputed interest of $195.0 million (December 31, 2018 – $181.8 million), repayable from 2019 through 2030, as indicated below:

	Commitments
	At September 30, 2019	At December 31, 2018
Year	$	$
Remainder of 2019	14,242	47,962
2020	56,364	47,373
2021	56,202	47,237
2022	56,193	47,230
2023	56,184	47,222
Thereafter	376,749	320,064

Leases [Text Block]
6. Leases
Obligations Related to Finance Leases

	September 30, 2019	December 31, 2018
	$	$
Teekay LNG
LNG Carriers	1,428,146	1,274,569
Suezmax Tanker	—	23,987
Teekay Tankers
Suezmax Tankers	219,751	165,145
Aframax Tankers	175,920	184,021
LR2 Product Tanker	25,263	26,123
Total obligations related to finance leases	1,849,080	1,673,845
Less current portion	(94,536)	(102,115)
Long-term obligations related to finance leases	1,754,544	1,571,730

Teekay LNG

As at September 30, 2019, Teekay LNG was a party to finance leases on nine LNG carriers (December 31, 2018 – eight LNG carriers). These nine LNG carriers were sold by Teekay LNG to third parties (or Lessors) and leased back under 7.5- to 15-year bareboat charter contracts ending in 2026 through to 2034. At the inception of these leases, the weighted-average interest rate implicit in these leases was 5.2%. The bareboat charter contracts are presented as obligations related to finance leases on the Company's unaudited consolidated balance sheets and have purchase obligations at the end of the lease terms.

Teekay LNG consolidates seven of the nine Lessors for financial reporting purposes as variable interest entities. Teekay LNG understands that these vessels and lease operations are the only assets and operations of the Lessors. Teekay LNG operates the vessels during the lease term and as a result, is considered to be, under GAAP, the Lessors' primary beneficiary.

The liabilities of the seven Lessors are loans and are non-recourse to Teekay LNG. The amounts funded to the seven Lessors in order to purchase the vessels materially match the funding to be paid by Teekay LNG's subsidiaries under the sale-leaseback transactions. As a result, the amounts due by Teekay LNG's subsidiaries to the seven Lessors have been included in obligations related to finance leases as representing the Lessors' loans.

During January 2019, Teekay LNG sold the Yamal Spirit and leased it back for a period of 15 years, with an option granted to Teekay LNG to extend the lease term by an additional five years. Teekay LNG is required to purchase the vessel at the end of the lease term. During September 2019, Teekay LNG refinanced the Torben Spirit by acquiring the Torben Spirit from its original Lessor and then selling the vessel to another Lessor and leasing it back for a period of 7.5 years. Teekay LNG is required to purchase the vessel at the end of the lease term. As a result of this refinancing transaction, Teekay LNG recognized a loss of $1.4 million for the three and nine months ended September 30, 2019 on the extinguishment of the original finance lease which was included in other loss in the unaudited consolidated statements of loss. Subsequent to the adoption of ASU 2016-02 on January 1, 2019, sale-leaseback transactions where the lessee has a purchase obligation are treated as a failed sale. Consequently, Teekay LNG has not derecognized the vessels and continues to depreciate the assets as if Teekay LNG was the legal owner. Proceeds received from the sales are set up as financial liabilities and bareboat charter hire payments made by Teekay LNG to the Lessors are allocated between interest expense and principal repayments on the financial liabilities.

The obligations of Teekay LNG under the bareboat charter contracts for the nine LNG carriers are guaranteed by Teekay LNG. In addition, the guarantee agreements require Teekay LNG to maintain minimum levels of tangible net worth and aggregate liquidity, and not to exceed a maximum amount of leverage. As of the date these unaudited consolidated financial statements were issued, Teekay LNG was in compliance with all covenants in respect of the obligations related to its finance leases.

As at September 30, 2019 and December 31, 2018, the remaining commitments related to the financial liabilities of these nine LNG carriers (December 31, 2018 – eight LNG carriers) including the amounts to be paid for the related purchase obligations, approximated $1.9 billion (December 31, 2018 – $1.7 billion), including imputed interest of $489.0 million (December 31, 2018 – $435.3 million), repayable for the remainder of 2019 through 2034, as indicated below:

	Commitments
	At September 30, 2019	At December 31, 2018
Year	$	$
Remainder of 2019	35,389	119,517
2020	140,386	118,685
2021	138,601	117,772
2022	136,959	116,978
2023	135,459	116,338
Thereafter	1,330,378	1,120,670

As at December 31, 2018, Teekay LNG was a party, as lessee, to a finance lease on one Suezmax tanker, the Toledo Spirit. As at December 31, 2018, the remaining commitments related to the finance lease for the Suezmax tanker, including the related purchase obligation, approximated $24.2 million, including imputed interest of $0.2 million, repayable in 2019. In January 2019, the charterer, who is also the owner, sold the Toledo Spirit to a third party, which resulted in Teekay LNG returning the vessel to its owner and the obligation related to finance lease concurrently being extinguished.

Teekay Tankers

In May 2019, Teekay Tankers completed a $63.7 million sale-leaseback financing transaction with a financial institution relating to two of Teekay Tankers' Suezmax tankers, the Aspen Spirit and Cascade Spirit.
In November 2018, Teekay Tankers completed an $84.7 million sale-leaseback financing transaction with a financial institution relating to four of Teekay Tankers' vessels, consisting of two Aframax tankers, one Suezmax tanker and one Long Range 2 (or LR2) product tanker, the Explorer Spirit, Navigator Spirit, Pinnacle Spirit and Trysil Spirit.

In September 2018, Teekay Tankers completed a $156.6 million sale-leaseback financing transaction with a financial institution relating to six of its Aframax tankers, the Blackcomb Spirit, Emerald Spirit, Garibaldi Spirit, Peak Spirit, Tarbet Spirit and Whistler Spirit.

In July 2017, Teekay Tankers completed a $153.0 million sale-leaseback financing transaction with a financial institution relating to four of its Suezmax tankers, the Athens Spirit, the Beijing Spirit, the Moscow Spirit and the Sydney Spirit.

Under these arrangements, Teekay Tankers transferred the vessels to subsidiaries of the financial institutions (or collectively, the Lessors), and leased the vessels back from the Lessors on bareboat charters ranging from 9- to 12-year terms. Teekay Tankers is obligated to purchase six of the Aframax vessels and two of the Suezmax vessels upon maturity of their respective bareboat charters. Teekay Tankers also has the option to purchase each of the 16 tankers at various times starting between July 2020 and November 2021 until the end of their respective lease terms.

Teekay Tankers consolidates 14 of the 16 Lessors for financial reporting purposes as VIEs. Teekay Tankers understands that these vessels and lease operations are the only assets and operations of the Lessors. Teekay Tankers operates the vessels during the lease terms, and as a result, is considered to be the Lessor's primary beneficiary.

The liabilities of the 14 Lessors are loans that are non-recourse to Teekay Tankers. The amounts funded to the 14 Lessors in order to purchase the vessels materially match the funding to be paid by Teekay Tankers' subsidiaries under these leaseback transactions. As a result, the amounts due by Teekay Tankers' subsidiaries to the 14 Lessors considered as VIEs have been included in obligations related to finance leases as representing the Lessors' loans.

Subsequent to the adoption of ASU 2016-02 on January 1, 2019, sale and leaseback transactions where the lessee has a purchase obligation are treated as a failed sale. Consequently, Teekay Tankers has not derecognized the Aspen Spirit and Cascade Spirit and continues to depreciate the assets as if it was the legal owner. Proceeds received from the sale are set up as an obligation related to finance lease and bareboat charter hire payments made by Teekay Tankers to the Lessor are allocated between interest expense and principal repayments on the obligation related to finance lease.

The bareboat charters related to each of these vessels require that Teekay Tankers maintain minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of $35.0 million and at least 5.0% of Teekay Tankers' consolidated debt and obligations related to finance leases (excluding applicable security deposits reflected in restricted cash – non-current on the Company's unaudited consolidated balance sheets).

Four of the bareboat charters require Teekay Tankers to maintain, for each vessel, a hull coverage ratio of 90% of the total outstanding principal balance during the first three years of the lease period and 100% of the total outstanding principal balance thereafter. As at September 30, 2019, this ratio was approximately 121% (December 31, 2018 – 101%).

Six of the bareboat charters require Teekay Tankers to maintain, for each vessel, a hull coverage ratio of 75% of the total outstanding principal balance during the first year of the lease period, 78% for the second year, 80% for the following two years and 90% of the total outstanding principal balance thereafter. As at September 30, 2019, this ratio was approximately 113% (December 31, 2018 – 91%).

Four of the bareboat charters also require Teekay Tankers to maintain, for each vessel, a hull overage ratio of 100% of the total outstanding principal balance. As at September 30, 2019, this ratio was approximately 153% (December 31, 2018 – 122%).

The remaining two bareboat charters also require Teekay Tankers to maintain, for each vessel, a minimum hull coverage ratio of 75% of the total outstanding principal balance during the first year of the lease period, 78% for the second year, 80% for the following two years and 90% of the total outstanding principal balance thereafter. As at September 30, 2019, this ratio was approximately 108% (December 31, 2018 – nil).

Such requirements are assessed annually with reference to vessel valuations compiled by one or more agreed upon third parties. As of the date these unaudited consolidated financial statements were issued, Teekay Tankers is in compliance with all covenants in respect of its obligations related to finance leases.

The weighted average interest rate on Teekay Tankers’ obligations related to finance leases as at September 30, 2019 was 7.7% (December 31, 2018 – 7.5%).

As at September 30, 2019 and December 31, 2018, the total remaining commitments related to the financial liabilities of Teekay Tankers' Suezmax, Aframax and LR2 product tankers, including the amounts to be paid for the related purchase obligations, approximated $615.9 million (December 31, 2018 – $557.1 million), including imputed interest of $195.0 million (December 31, 2018 – $181.8 million), repayable from 2019 through 2030, as indicated below:

	Commitments
	At September 30, 2019	At December 31, 2018
Year	$	$
Remainder of 2019	14,242	47,962
2020	56,364	47,373
2021	56,202	47,237
2022	56,193	47,230
2023	56,184	47,222
Thereafter	376,749	320,064

Operating Lease Liabilities

The Company charters-in vessels from other vessel owners on time-charter-in and bareboat charter contracts, whereby the vessel owner provides use of the vessel to the Company, and, in the case of time-charter-in contracts, also operates the vessel for the Company. A time-charter-in contract is typically for a fixed period of time, although in certain cases the Company may have the option to extend the charter. The Company typically pays the owner a daily hire rate that is fixed over the duration of the charter. The Company is generally not required to pay the daily hire rate for time-charters during periods the vessel is not able to operate.

The Company has determined that all of its time-charter-in contracts contain both a lease component (lease of the vessel) and a non-lease component (operation of the vessel). The Company has allocated the contract consideration between the lease component and non-lease component on a relative standalone selling price basis. The standalone selling price of the non-lease component has been determined using a cost-plus approach, whereby the Company estimates the cost to operate the vessel using cost benchmarking studies prepared by a third party, when available, or internal estimates when not available, plus a profit margin. The standalone selling price of the lease component has been determined using an adjusted market approach, whereby the Company calculates a rate excluding the operating component based on a market time-charter rate information from published broker estimates, when available, or internal estimates when not available. Given that there are no observable standalone selling prices for either of these two components, judgment is required in determining the standalone selling price of each component. The discount rate of the lease is determined using the Company’s incremental borrowing rate, which is based on the fixed interest rate the Company could obtain when entering into a secured loan facility of similar terms for an amount equal to the total minimum lease payments. The bareboat charter contracts contain only a lease component.

With respect to time-charter-in and bareboat charter contracts with an original term of more than one year, for the three and nine months ended September 30, 2019, the Company incurred $25.9 million and $74.7 million, respectively, of time-charter and bareboat hire expense related to these time-charter and bareboat charter contracts, of which $18.1 million and $51.9 million, respectively, were allocable to the lease component, and $7.7 million and $22.8 million, respectively, were allocable to the non-lease component. The amounts allocable to the lease component approximates the cash paid for the amounts included in lease liabilities and is reflected as a reduction in operating cash flows for the three and nine months ended September 30, 2019. Three of Teekay Tankers' time-charter-in contracts each have an option to extend the charter for an additional one-year term. Since it is not reasonably certain that Teekay Tankers will exercise the options, the lease components of the options are not recognized as part of the right-of-use assets and lease liabilities. As at September 30, 2019, the weighted-average remaining lease term and weighted-average discount rate for these time-charter-in and bareboat charter contracts were 2.8 years and 6.1%, respectively.

The Company has elected to recognize the lease payments of short-term leases in its unaudited consolidated statements of loss on a straight-line basis over the lease term and variable lease payments in the period in which the obligation for those payments is incurred, which is consistent with the recognition of payment for the non-lease component. The Company considers as short-term leases those with an original term of one year or less, excluding leases with an option to extend the lease for greater than one year or an option to purchase the underlying asset where the lessee is deemed reasonably certain to exercise the applicable option. For the three and nine months ended September 30, 2019, the Company incurred $4.2 million and $13.4 million, respectively, of time-charter hire expense related to time-charter-in contracts classified as short-term leases.

During the nine months ended September 30, 2019, Teekay Tankers chartered in two LR2 vessels and one Aframax vessel for periods of 24 months each, Teekay LNG extended the charter-in contract for one LNG carrier for a period of 21 months, and Teekay Parent extended the charter-in contract for one FSO unit for a period of 12 months, which resulted in the Company recognizing right-of-use assets and lease liabilities totaling $47.6 million and $47.6 million, respectively.

A maturity analysis of the Company’s operating lease liabilities from time-charter-in and bareboat charter contracts (excluding short-term leases) at September 30, 2019 is as follows:

	Lease Commitment	Non-Lease Commitment	Total Commitment
Year	$	$	$
Payments
Remainder of 2019	19,242	9,418	28,660
2020	69,617	37,089	106,706
2021	54,195	26,948	81,143
2022	22,978	8,189	31,167
2023	9,227	—	9,227
Thereafter	5,712	—	5,712
Total payments	180,971	81,644	262,615
Less: imputed interest	(15,557)
Carrying value of operating lease liabilities	165,414
Less current portion	(62,654)
Carrying value of long-term operating lease liabilities	102,760

As at September 30, 2019, minimum commitments to be incurred by the Company under short-term time-charter-in contracts were approximately $4.3 million (remainder of 2019) and $2.7 million (2020).
As at December 31, 2018, minimum commitments to be incurred by the Company under vessel operating leases by which the Company charters-in vessels were approximately $116.3 million (2019), $90.4 million (2020), $53.4 million (2021), $9.1 million (2022), $9.1 million (2023) and $5.6 million thereafter.